UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period:10/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2008 (Unaudited)

DWS Target 2012 Fund

	Shares	Value ($)

Common Stocks 20.1%
Consumer Discretionary 1.4%
Auto Components 0.1%
TRW Automotive Holdings Corp.*	2,700	17,064
WABCO Holdings, Inc.	449	8,248

		25,312
Hotels Restaurants & Leisure 0.4%
McDonald's Corp.	2,668	154,557
Panera Bread Co. "A"*	400	18,048

		172,605
Household Durables 0.0%
Whirlpool Corp.	500	23,325

Media 0.6%
Comcast Corp. "A"	6,200	97,712
DISH Network Corp. "A"*	564	8,877
Liberty Media Corp. - Entertainment "A"*	2,200	35,420
Morningstar, Inc.*	485	18,159
The DIRECTV Group, Inc.*	3,302	72,281
Time Warner, Inc.	6,500	65,585

		298,034
Specialty Retail 0.3%
Advance Auto Parts, Inc.	1,000	31,200
AnnTaylor Stores Corp.*	4,306	54,126
Best Buy Co., Inc.	1,200	32,172

		117,498
Textiles, Apparel & Luxury Goods 0.0%
Phillips-Van Heusen Corp.	700	17,157
Consumer Staples 2.8%
Food & Staples Retailing 1.0%
Kroger Co.	4,962	136,256
Sysco Corp.	5,218	136,712
Wal-Mart Stores, Inc.	3,368	187,968
Walgreen Co.	200	5,092

		466,028
Food Products 0.6%
Bunge Ltd.	4,600	176,686
General Mills, Inc.	800	54,192
H.J. Heinz Co.	1,400	61,348

		292,226
Household Products 0.6%
Procter & Gamble Co.	4,370	282,040
Personal Products 0.1%
Herbalife Ltd.	1,800	43,974
Tobacco 0.5%
Altria Group, Inc.	2,032	38,994
Philip Morris International, Inc.	4,088	177,706

		216,700
Energy 3.0%
Oil, Gas & Consumable Fuels
Apache Corp.	800	65,864
Arch Coal, Inc.	5,000	107,050
Chevron Corp.	112	8,355
Cimarex Energy Co.	2,910	117,739
ConocoPhillips	200	10,404
CONSOL Energy, Inc.	1,400	43,946
Encore Acquisition Co.*	1,930	60,119
ExxonMobil Corp.	3,369	249,710
Frontline Ltd.	3,608	114,734
Hess Corp.	1,696	102,116
Marathon Oil Corp.	2,600	75,660
Mariner Energy, Inc.*	8,047	115,796
Massey Energy Co.	2,900	66,961
Occidental Petroleum Corp.	652	36,212
Spectra Energy Corp.	1,200	23,196

W&T Offshore, Inc.	4,903	93,991
Walter Industries, Inc.	1,356	52,545
Whiting Petroleum Corp.*	700	36,393
Williams Companies, Inc.	1,467	30,763

		1,411,554
Financials 2.5%
Capital Markets 0.6%
Charles Schwab Corp.	2,832	54,148
Northern Trust Corp.	2,445	137,678
State Street Corp.	1,181	51,196
TD Ameritrade Holding Corp.*	1,200	15,948
The Goldman Sachs Group, Inc.	400	37,000

		295,970
Commercial Banks 0.8%
PNC Financial Services Group, Inc.	2,245	149,674
Wells Fargo & Co.	6,100	207,705

		357,379
Diversified Financial Services 0.5%
Bank of America Corp.	1,100	26,587
CME Group, Inc.	200	56,430
JPMorgan Chase & Co.	3,300	136,125

		219,142
Insurance 0.3%
Allstate Corp.	2,600	68,614
Hartford Financial Services Group, Inc.	1,300	13,416
Prudential Financial, Inc.	1,600	48,000
Unum Group	2,100	33,075

		163,105
Real Estate Investment Trusts 0.3%
AMB Property Corp. (REIT)	200	4,806
AvalonBay Communities, Inc. (REIT)	132	9,375
Equity Residential (REIT)	900	31,437
Host Hotels & Resorts, Inc. (REIT)	1,300	13,442
ProLogis (REIT)	400	5,600
Public Storage (REIT)	300	24,450
Simon Property Group, Inc. (REIT)	500	33,515
The Macerich Co. (REIT)	100	2,942
Vornado Realty Trust (REIT)	100	7,055

		132,622
Health Care 2.9%
Biotechnology 0.3%
Amgen, Inc.*	2,200	131,758
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	2,648	160,177
Becton, Dickinson & Co.	1,400	97,160
Medtronic, Inc.	3,300	133,089
Zimmer Holdings, Inc.*	1,300	60,359

		450,785
Health Care Providers & Services 0.3%
Aetna, Inc.	4,145	103,086
Community Health Systems, Inc.*	400	8,200
Express Scripts, Inc.*	286	17,335

LifePoint Hospitals, Inc.*	1,100	26,367

		154,988
Pharmaceuticals 1.3%
Bristol-Myers Squibb Co.	2,900	59,595
Eli Lilly & Co.	4,740	160,307
Johnson & Johnson	943	57,844
Merck & Co., Inc.	2,492	77,127
Pfizer, Inc.	14,203	251,535

		606,408
Industrials 2.5%
Aerospace & Defense 0.9%
General Dynamics Corp.	2,700	162,864
Honeywell International, Inc.	2,900	88,305
L-3 Communications Holdings, Inc.	1,900	154,223
Lockheed Martin Corp.	400	34,020

		439,412
Airlines 0.3%
Southwest Airlines Co.	12,781	150,560
Commercial Services & Supplies 0.2%
The Brink's Co.	2,290	111,042
Electrical Equipment 0.1%
Emerson Electric Co.	1,400	45,822
Industrial Conglomerates 0.1%
General Electric Co.	2,832	55,253
Machinery 0.5%
Cummins, Inc.	3,300	85,305
Flowserve Corp.	325	18,499
Gardner Denver, Inc.*	1,344	34,433
Manitowoc Co., Inc.	7,200	70,848

		209,085
Road & Rail 0.2%
Ryder System, Inc.	2,361	93,543
Trading Companies & Distributors 0.2%
United Rentals, Inc.*	9,608	98,482
Information Technology 3.1%
Computers & Peripherals 1.3%
Apple, Inc.*	174	18,721
Hewlett-Packard Co.	6,293	240,896
International Business Machines Corp.	1,791	166,509
Lexmark International, Inc. "A"*	480	12,398
QLogic Corp.*	3,700	44,474
Western Digital Corp.*	8,865	146,273

		629,271
Electronic Equipment, Instruments & Components 0.3%
Avnet, Inc.*	3,500	58,590
Jabil Circuit, Inc.	10,496	88,271

		146,861
Internet Software & Services 0.3%
eBay, Inc.*	2,003	30,586
Google, Inc. "A"*	300	107,808

		138,394

IT Services 0.4%
MasterCard, Inc. "A"	200	29,564
Visa, Inc. "A"	3,100	171,585

		201,149
Semiconductors & Semiconductor Equipment 0.1%
Fairchild Semiconductor International, Inc.*	2,900	16,472
MEMC Electronic Materials, Inc.*	300	5,514

		21,986
Software 0.7%
Microsoft Corp.	13,800	308,154
Symantec Corp.*	1,200	15,096

		323,250
Materials 0.7%
Chemicals
Ashland, Inc.	900	20,331
CF Industries Holdings, Inc.	2,000	128,380
Terra Industries, Inc.	5,891	129,543
The Mosaic Co.	1,000	39,410

		317,664
Telecommunication Services 0.6%
Diversified Telecommunication Services
AT&T, Inc.	1,131	30,277
Verizon Communications, Inc.	6,813	202,142
Windstream Corp.	4,900	36,799

		269,218
Utilities 0.6%
Electric Utilities 0.4%
American Electric Power Co., Inc.	1,200	39,156
Edison International	4,158	147,983

		187,139
Multi-Utilities 0.2%
Dominion Resources, Inc.	700	25,396
Sempra Energy	1,700	72,403

		97,799

Total Common Stocks (Cost $11,397,706)		9,414,540
	Principal Amount ($)	Value ($)

Government & Agency Obligation 78.9%
US Treasury Obligation
US Treasury STRIPS, 5.315% **, 2/15/2012 (a) (Cost $33,471,337)	39,778,000	36,857,539
	Shares	Value ($)

Securities Lending Collateral 19.2%
Daily Assets Fund Institutional, 2.63% (b) (c) (Cost $8,965,625)	8,965,625	8,965,625
Cash Equivalents 0.4%
Cash Management QP Trust, 2.30% (b) (Cost $170,850)	170,850	170,850

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $54,005,518) †	118.6	55,408,554
Other Assets and Liabilities, Net	(18.6)	(8,691,798)

Net Assets	100.0	46,716,756

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $54,148,806. At October 31, 2008, net unrealized appreciation for all securities based on tax cost was $1,259,748. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,730,302 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,470,554.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2008 amounted to $8,802,519 which is 18.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 18,551,015
Level 2	36,857,539
Level 3	-
Total	$ 55,408,554

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Core Plus Allocation Fund, a series of DWS Equity Trust

DWS Large Company Growth Fund, a series of DWS Investment Trust

DWS Money Market Prime Series, a series of DWS Money Funds

DWS Target 2010 Fund, a series of DWS Target Fund

DWS Target 2011 Fund, a series of DWS Target Fund

DWS Target 2012 Fund, a series of DWS Target Fund

DWS Target 2013 Fund, a series of DWS Target Fund

DWS Target 2014 Fund, a series of DWS Target Fund

DWS Equity Income Fund, a series of DWS Value Equity Trust

DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 19, 2008